CHANGES IN BUSINESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of exit costs

	September 30, 2019
(in thousands)	Lease	Severance	Total
Balance, December 31, 2018	$367	$2,889	$3,256
Payments for restructuring	(196)	(2,502)	(2,698)
Balance, September 30, 2019	$171	$387	$558

	December 31, 2018
(in thousands)	Lease	Severance	Total
Balance, December 31, 2017	$—	$—	$—
Restructuring charges	536	5,153	5,689
Payments for restructuring	(169)	(2,264)	(2,433)
Balance, December 31, 2018	$367	$2,889	$3,256

Discontinued operations, held-for-sale or disposed of by sale
Schedule of Financial Information of Disposal Group

(in thousands)	September 30, 2019	December 31, 2018
Liabilities:
Accrued compensation and benefits	$—	$259
Other current liabilities	342	381

Current liabilities of discontinued operations	342	640
Liability for pension obligation	2,726	2,781
Liability for uncertain tax positions	1,740	2,407

Long-term liabilities of discontinued operations	4,466	5,188

Total liabilities of discontinued operations	$4,808	$5,828

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Revenue
Electrical Solutions	$—	$3,218	$—	$22,259

Total revenue	—	3,218	—	22,259
Cost of revenue
Electrical Solutions	—	4,290	—	24,613

Total cost of revenue	—	4,290	—	24,613
Selling and marketing expenses	—	34	—	207
General and administrative expenses	1	268	15	2,634
Loss on disposal—Electrical Solutions	—	9,274	—	9,274
Loss on disposal—Mechanical Solutions	—	—	—	91
Other	53	(29)	160	(38)

Loss from discontinued operations before income tax	(54)	(10,619)	(175)	(14,522)
Income tax expense (benefit)	(97)	17	(845)	(666)

Income (loss) from discontinued operations	$43	$(10,636)	$670	$(13,856)